November 8, 2012	Nicole M. Runyan
Direct Dial 212.806.6443
Direct Fax 212.806.7143
nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Karen L. Rossotto and Jeff Long

Re:	BNY Mellon Funds Trust—Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BNY Mellon Funds Trust (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains a Prospectus/Information Statement (the "Prospectus/Information Statement"), notifying shareholders of BNY Mellon Intermediate U.S. Government Fund (the "Fund"), a series of the Registrant, of the pending transfer of the Fund's assets, subject to its liabilities, to BNY Mellon Intermediate Bond Fund, a series of the Registrant (the "Acquiring Fund").  The Fund and the Acquiring Fund are each an open-end investment company advised by BNY Mellon Fund Advisers (the "Adviser"), a division of The Dreyfus Corporation.

Shareholders of the Fund will receive Class M and Investor shares of the Acquiring Fund corresponding to their Class M and Investor shares of the Fund with a value equal to the value of their investment in the Fund as of the closing date.  Shareholders of the Fund are not being asked to vote to approve the reorganization, as the reorganization satisfies the stated conditions under Rule 17a-8 under the 1940 Act, and there is no state law requirement to obtain shareholder approval of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.  The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Fund intends to mail its Prospectus/Information Statement to shareholders in early December 2012.  The reorganization is anticipated to occur on or about February 22, 2013.

The Acquiring Fund has been determined to be the accounting survivor of the reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the funds' independent registered public accounting firms, K&L Gates LLP, counsel to the funds, and Stroock, counsel to the independent board members of the funds.  These factors include those noted below:

•
Investment Adviser.  As described in the Registration Statement, the funds have the same investment adviser.  The primary portfolio manager of each fund is John F. Flahive.  The Adviser will continue to serve as investment adviser to the combined fund, and Mr. Flahive will continue to serve as the combined fund's primary portfolio manager.

•
Investment Objectives, Policies and Restrictions.  As described in the Registration Statement, the Fund and the Acquiring Fund have similar investment objectives and similar investment management policies.  The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  The Acquiring Fund seeks total return, consisting of capital appreciation and current income.  To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.  The Fund allocates its assets broadly among U.S. Treasury obligations, direct U.S. government agency debt obligations and U.S. government agency mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations.  To pursue its goal, the Acquiring Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.  Such bonds include U.S. government and agency bonds, corporate bonds and municipal bonds.  The Acquiring Fund also may invest up to 25% of its total assets in mortgage-related securities, including commercial mortgage-backed securities, and up to 20% of its total assets in foreign corporate and government bonds.  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the reorganization.

•
Expense Structure and Expense Ratios.  As described in the Registration Statement, the Funds have different management fee rates, but identical expense structures.  The Fund and the Acquiring Fund pay the Adviser a management fee at the annual rate of 0.50% and 0.40%, respectively, of the value of the respective fund's average daily net assets.  In addition, each fund has agreed to pay The Bank of New York Mellon an administration fee at an annual rate of 0.15% of the value of the Registrant’s average daily net assets (including the assets of the funds and the other series of the Registrant) up to $6 billion, 0.12% of such assets from $6 billion to $12 billion and 0.10% of such assets in excess of $12 billion.  The Fund and the Acquiring Fund each has classified its shares into two classes—Class M and Investor shares, which are subject to the same expense and load structure.  The Acquiring Fund had a lower net expense ratio for each class of shares as the corresponding class of shares of the Fund as of its most recent fiscal year end.  The Acquiring Fund's expense structure, including its class structure and the management and shareholder services fees, will be the expense structure of the combined fund after the reorganization.

•
Asset Size.  The Acquiring Fund is substantially larger than the Fund.  As of October 15, 2012, the Fund and the Acquiring Fund had net assets of approximately $43.3 million and $961.2 million, respectively.

•
Portfolio Composition.  The portfolio composition of the combined fund after the reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.  Because the funds have similar investment objectives and similar investment management policies, the funds have significant portfolio holdings overlap.  In connection with the reorganization, however, certain of the Fund's portfolio securities are expected to be sold by the combined fund after consummation of the reorganization, subject to any restrictions imposed by the United States Internal Revenue Code of 1986, as amended.  The Adviser currently estimates that approximately 10% of the Fund's portfolio securities acquired by the Acquiring Fund in the reorganization may subsequently be sold by the combined fund following the reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and expense structure will be used in managing the combined fund.  In addition, the Acquiring Fund has a substantially larger asset base than the Fund.  The Acquiring Fund's adviser and primary portfolio manager will continue in their roles for the combined fund after the reorganization.  Finally, the portfolio composition of the combined fund after the reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

The Registrant's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

BNY MELLON FUNDS TRUST
200 Park Avenue
New York, New York  10166

November 8, 2012

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto and Jeff Long

Re:	BNY Mellon Funds Trust (811-09903)
Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of BNY Mellon Intermediate Bond Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

BNY MELLON FUNDS TRUST

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President